Changes in Accumulated Other Comprehensive (Loss) Income - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ 11,133,341	$ 6,400,723
Total other comprehensive loss	(10,499)	(14,744)
Balance, end of the year	8,238,889	11,133,341
Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	(5,974)	8,770
Other comprehensive (loss) income before reclassifications	(33,652)	2,791
Tax effect on unrealized loss (gain) on cash flow hedges	(59)	5,317
Total other comprehensive loss	(10,499)	(14,744)
Balance, end of the year	(16,473)	(5,974)
Accumulated Other Comprehensive (Loss) Income | Cost of revenues | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	864	(1,001)
Accumulated Other Comprehensive (Loss) Income | Sales and marketing | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	5,046	(6,212)
Accumulated Other Comprehensive (Loss) Income | Research and development | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	13,338	(12,514)
Accumulated Other Comprehensive (Loss) Income | General and administrative | Reclassification out of Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings	$ 3,964	$ (3,125)